RELATED PARTY TRANSACTIONS (Details Narrative)															1 Months Ended						2 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2024 USD ($)	Jan. 12, 2024 USD ($)	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Apr. 14, 2022 USD ($)	Dec. 09, 2021 shares	Sep. 09, 2021 USD ($)	May 02, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 $ / shares	Feb. 05, 2021 USD ($) shares	Dec. 02, 2020 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2021 shares	Apr. 30, 2021 USD ($) shares	Jan. 27, 2021 USD ($)	Nov. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) shares	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($)	Aug. 01, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Lease liability																					$ 1,972,082	$ 1,972,082	$ 3,617,628	$ 2,094,412	$ 2,094,412	$ 2,094,412	$ 1,275,756
Due to related party																					0	0		0	0	0
Lease payments																									9,971		28,871	$ 17,802
Leases liabilities payable																					575,109	575,109		609,148	609,148	609,148	810,645
Long-term liabilities																											300,000
Due to related parties							$ 500,000																										$ 750,000
Related party expenses																					24,039				98,846		60,000	$ 58,020
Accounts payable, accrued liabilities																					1,230,808	1,230,808	3,122,109	$ 1,118,763	$ 1,118,763	$ 1,118,763	1,587,700		$ 203,112	$ 155,679	$ 190,169	$ 616,345
Stock option, shares | shares																									1,250,000
Principal amount	$ 1,100,000	$ 1,285,000					$ 1,250,000		$ 800,000	$ 250,000				$ 150,000				$ 250,000	$ 125,000	$ 600,000					$ 50,000
Warrants issued | shares			1,232,253																						167,912
Convertible of debentures																					$ 50,000
Warrants exercised | shares																					167,912
Issuance common shares | shares								13,166,400
Shares price | $ / shares				$ 0.40	$ 0.30	$ 0.40						$ 0.225														$ 0.20
Exercise price | $ / shares				$ 0.28		$ 0.25
Number of shares issued | shares													2,031,784											200,000	200,000	200,000		25,000			200,000
Number of common shares issued | shares													10,231,784			23,162,579	1,953,125											600,000
Fair value of common shares													$ 1,225,000												$ 916,290			$ 107,461
Lease liability																					$ 2,898,058	2,898,058	$ 4,336,460	$ 2,918,683	2,918,683	$ 2,918,683	2,301,129	$ 2,360,438
Loan description																					Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.2). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 23.3); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $10,800 were made on the business acquisition consideration payable of $360,000 for the two months ended December 31, 2023 ($59,400 for the year ended October 31, 2023). (Alse see Note 5.1).		Pursuant to the Canopy purchase agreement executed on April 24, 2024, the Company, through GR Unlimited, acquired the remaining 13% of the membership units in Canopy. As part of this transaction, the Company purchased a 5.5% membership interest in Canopy from the CEO, comprised of an upfront cash payment of $66,000 and deferred cash payments of $264,000. Additionally, the Company purchased a 2.5% membership interest in Canopy from a Director, comprised of an upfront cash payment of $66,000 and deferred cash payments of $264,000. The deferred cash payments are to be paid in 48 equal installments with a 5.21% interest rate applied. Principal payments of $25,798 and interest payments of $4,726 were made on the business acquisition consideration payable ($264,000) due to the CEO for the nine months ended September 30, 2024 ($nil for the two months ended December 31, 2023). Principal payments of $11,726 and interest payments of $2,149 were made on the business acquisition consideration payable ($120,000) due to the Director for the nine months ended September 30, 2024 ($nil for the two months ended December 31, 2023).
Number of common shares issued, value																			$ 250,000
Fair value of shares																	$ 349,809
Proceeds from issuance of stock											$ 394,546
Number of PBIC common stock issued | shares											2,444,444
Number of warrants issued | shares											2,444,444		8,200,000
Golden Harvests LLC [Member]
IfrsStatementLineItems [Line Items]
Lease charges																					$ 330,000				740,000		330,000
Lease liability																					$ 239,871	$ 239,871		29,774	29,774	29,774	211,991
Aggregate consideration															$ 1,644,695										$ 1,007,719
Common shares | shares																									1,025,000
Fair value																									$ 158,181
Cash payments															2,000,000										849,536
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares																					100,908							400,000
Fair value of common shares																					$ 14,187
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares																					336,775
Shares price | $ / shares																						$ 0.20
Exercise price | $ / shares																						$ 0.25
Exercise Of Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance common shares | shares																					167,912
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable, accrued liabilities																					$ 3,846	$ 3,846		2,692	$ 2,692	2,692	1,154
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Royalties																					0						305	$ 19,035
Stock options granted | shares																							1,400,000
Acquisition consideration payable																					0		$ 1,644,695
CEO [Member]
IfrsStatementLineItems [Line Items]
Leases liabilities payable																					$ 575,109	575,109	$ 410,434
Long-term liabilities																											62,900	162,899
Due to related parties													$ 100,000															$ 62,899
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																									500,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																							170,000		1,500,000
Stock options exercised | shares																							1,000,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																									750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																									750,000
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																									175,000
COO [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																												500,000
SVP [Member]
IfrsStatementLineItems [Line Items]
Stock options exercised | shares																					1,500,000
Loan description																							Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, SVP, and a director obtained 5.5%; 1%; and 2.5% of GR Michigan, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.1). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy Management, of which 87% was acquired by the Company in January 2023 (Note 23.2); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $48,600 were made on the business acquisition consideration payable of $360,000 for the nine months ended September 30, 2024 ($10,400 for the two months ended December 31, 2023).
Director [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares																							510,000
Stock options exercised | shares																							250,000
Stock issued for compensation, value																					$ 3,000				$ 18,000		18,000
Stock issued for compensation, shares | shares																					273,750
Share with fair value																					$ 20,562							$ 18,000
GM [Member]
IfrsStatementLineItems [Line Items]
Lease charges																					32,000				180,000		152,000
Stock options granted | shares																							300,000
Lease liability																					350,668	350,668		377,043	377,043	377,043	428,476
Aggregate consideration															1,644,695
Cash payments															2,000,000
Distribution paid																							$ 360,000
True-up amounts															$ 360,000								360,000
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges																					24,000		54,000	54,000	72,000		72,000	72,000
Lease liability																					129,401	129,401	84,011	139,014	139,014	139,014	193,312
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges																					31,827		147,518	159,135	190,035		184,500	$ 60,000
Lease liability																					$ 445,708	$ 445,708	$ 326,423	$ 470,134	$ 470,134	$ 470,134	$ 607,900